RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) - Previously Reported [Member] - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	$ 104,575	$ 890,571	$ 484,856
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	59,597	142,957	15,330
Shanghai Yuchou Technology Development Co., Ltd. [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	39,430	0	0
Hebei Leading Future Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	2,459	49,252	46,295
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	1,893	232,774	92,214
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	677	1,961	31,930
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	347,621	155,599
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	95,743	88,365
Xuancheng Jinshida Modern Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	16,682	8,807
Youshi Innovation Business Group Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	0	28,683
Kunming Jinbi Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	0	17,147
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	$ 519	$ 3,581	$ 486